Note 3 - Fair Value Measurements - Assets at Fair Value (Details) - EBP 06-1061602 001 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Mutual funds		$ 2,839,885,892	$ 2,508,186,700
Investment, fair value		2,839,885,892	2,508,186,700
Fair Value, Inputs, Level 1 [Member]
Mutual funds		1,653,454,135	1,567,018,133
Investment, fair value		1,653,454,135	1,567,018,133
Fair Value Measured at Net Asset Value Per Share [Member]
Mutual funds	[1]		941,168,567
Investment, fair value	[1]		941,168,567
Investments measured at net asset value1	[1]	1,186,431,757
Mutual Fund [Member]
Mutual funds		1,318,506,676	1,065,330,174
Investment, fair value		1,318,506,676	1,065,330,174
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Mutual funds		1,318,506,676	1,065,330,174
Investment, fair value		1,318,506,676	1,065,330,174
EBP, Employer, Common Stock [Member]
Mutual funds		237,715,430	408,460,158
Investment, fair value		237,715,430	408,460,158
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Mutual funds		237,715,430	408,460,158
Investment, fair value		237,715,430	408,460,158
Money Market Funds [Member]
Mutual funds		97,232,029	93,227,801
Investment, fair value		97,232,029	93,227,801
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Mutual funds		97,232,029	93,227,801
Investment, fair value		97,232,029	93,227,801
Mutual Funds Common Stock and Money Market Funds [Member]
Mutual funds		1,653,454,135	1,567,018,133
Investment, fair value		1,653,454,135	1,567,018,133
Mutual Funds Common Stock and Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Mutual funds		1,653,454,135	1,567,018,133
Investment, fair value		1,653,454,135	1,567,018,133
Common Collective Trust [Member]
Mutual funds	[1]	1,186,431,757	941,168,567
Investment, fair value	[1]	1,186,431,757	941,168,567
EBP, Fair Value, Investment, NAV, Unfunded Commitment	[1]	$ 0	$ 0
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description	[1]	None	None
Common Collective Trust [Member] | Minimum [Member]
EBP, Fair Value, Investment, NAV, Redemption, Notice Period (Day)		5 days	5 days
Common Collective Trust [Member] | Maximum [Member]
EBP, Fair Value, Investment, NAV, Redemption, Notice Period (Day)		12 months	12 months

[1]	In accordance with FASB ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.